Loans and Notes Payable	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Debt Disclosure [Abstract]
Loans and Notes Payable

NOTE 4 – LOANS AND NOTES PAYABLE

Loans from Directors and Officer - Related Parties

Loans from the Company’s directors and officer at March 31, 2020 and June 30, 2019 were $45,155 and $51,867, respectively. The loans bear no interest and are all payable on demand. The Company did not repay any amount on these loans during the nine months ended March 31, 2020.

NOTE 5 – LOANS AND NOTES PAYABLE

Loans from Directors and Officer - Related Parties

Loans from the Company’s directors and officer at June 30, 2019 and 2018 were $51,867 and $54,753, respectively. The loans bear no interest and are all payable on demand. The Company did not repay any amount on these loans during the fiscal year ended June 30, 2019.